UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:



David J. Steirman		San Mateo	CA	November 9, 2009

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$583,499


List of Other Included Managers:

                                                                    FORM 13F INFORMATION TABLE
                                                  VALUE    SHARES/   SH/   PUT/ INVSTMT OTHER          VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL DSCRETNMANAGERS  SOLE   SHARED   NONE

AMN Healthcare Servic             COM  001744101      6764    711200   SH       SOLE             684800       0   26400
AmSurg Corp                       COM  03232P405     15007    706900   SH       SOLE             680300       0   26600
Assurant                          COM  04621X108      8656    270000   SH       SOLE             270000       0       0
Bank of Hawaii Corp               COM  062540109     16560    398660   SH       SOLE             385060       0   13600
Broadridge Financial              COM  11133T103     24500   1218900   SH       SOLE            1180400       0   38500
Carter's Inc                      COM  146229109     22626    847400   SH       SOLE             815700       0   31700
Clearwater Paper                  COM  18538R103     10291    249000   SH       SOLE             233700       0   15300
Cornell Companies                 COM  219141108      4163    185500   SH       SOLE             178500       0    7000
Dynamex Inc                       COM  26784F103      2858    175000   SH       SOLE             163900       0   11100
ENSCO International               COM  26874Q100      8083    190000   SH       SOLE             190000       0       0
Exponent Inc                      COM  30214U102      8803    312500   SH       SOLE             300800       0   11700
FMC Corp                          COM  302491303     29396    522600   SH       SOLE             503500       0   19100
Financial Federal                 COM  317492106     12629    511700   SH       SOLE             493300       0   18400
First Cash Finl Svcs              COM  31942D107     15521    906100   SH       SOLE             872000       0   34100
GATX Corp                         COM  361448103     13886    496800   SH       SOLE             480900       0   15900
HCC Insurance Holding             COM  404132102     20272    741200   SH       SOLE             713700       0   27500
Herley Industries                 COM  427398102      3782    289800   SH       SOLE             275100       0   14700
Horizon Lines Inc                 COM  44044K101      3540    557500   SH       SOLE             535600       0   21900
Innovative Soln & Sup             COM  45769N105      2524    503800   SH       SOLE             484800       0   19000
Jack Henry & Assoc                COM  426281101     16955    722400   SH       SOLE             695200       0   27200
John Bean Technologie             COM  477839104     18472   1016600   SH       SOLE             979600       0   37000
Joy Global                        COM  481165108     31796    649700   SH       SOLE             629100       0   20600
L.B. Foster Company               COM  350060109      9856    322300   SH       SOLE             310200       0   12100
Laboratory Corp                   COM  50540R409     12155    185000   SH       SOLE             185000       0       0
Leggett & Platt                   COM  524660107      7428    382900   SH       SOLE             382900       0       0
LifePoint Hospitals               COM  53219L109     16152    596900   SH       SOLE             574700       0   22200
Lorillard Inc                     COM  544147101      7430    100000   SH       SOLE             100000       0       0
MEMC Electronic Matls             COM  552715104      6985    420000   SH       SOLE             420000       0       0
Novatel Wireless                  COM  66987M604     13674   1203700   SH       SOLE            1159900       0   43800
Omnicell Inc                      COM  68213N109      9709    871500   SH       SOLE             838700       0   32800
Orbital Sciences                  COM  685564106     13431    897200   SH       SOLE             863400       0   33800
PCTEL, Inc                        COM  69325Q105      2182    349100   SH       SOLE             327700       0   21400
Perficient Inc                    COM  71375U101      4644    561600   SH       SOLE             539000       0   22600
Questcor Pharmaceutic             COM  74835Y101      2008    363800   SH       SOLE             350400       0   13400
Red Robin Gourmet Bur             COM  75689M101      9024    441900   SH       SOLE             424800       0   17100
Rogers Corp                       COM  775133101     11350    378700   SH       SOLE             364800       0   13900
Silicon Laboratories              COM  826919102     26291    567100   SH       SOLE             548200       0   18900
SkyWest Inc                       COM  830879102     15315    923700   SH       SOLE             890300       0   33400
Spectrum Control Inc              COM  847615101      4062    478500   SH       SOLE             447300       0   31200
Teledyne Technologies             COM  879360105     13709    380900   SH       SOLE             366900       0   14000
Teradata Corp                     COM  88076W103     11008    400000   SH       SOLE             400000       0       0
Twin Disc, Inc                    COM  901476101      2679    214800   SH       SOLE             199500       0   15300
VAALCO Energy                     COM  91851C201      6846   1488200   SH       SOLE            1431700       0   56500
Varian Inc                        COM  922206107     21222    415620   SH       SOLE             400220       0   15400
Volterra Semiconducto             COM  928708106      5789    315300   SH       SOLE             296300       0   19000
White Electronic Desi             COM  963801105      3113    673900   SH       SOLE             631600       0   42300
Wolverine World Wide              COM  978097103     18675    751820   SH       SOLE             725020       0   26800
World Acceptance                  COM  981419104     11788    467600   SH       SOLE             451200       0   16400
Xerox Corp                        COM  984121103      4721    610000   SH       SOLE             610000       0       0
Zep Inc                           COM  98944B108     15169    933500   SH       SOLE             898600       0   34900